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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-07398

Invesco Pennsylvania Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Colin Meadows   1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/12

2411115

012213 (1) BO

Item 1.  Schedule of Investments.

Invesco Pennsylvania Value Municipal

Income Trust

Effective December 3, 2012, Invesco Van Kampen Pennsylvania

Value Municipal Income Trust was renamed Invesco Pennsylvania

Value Municipal Income Trust.

Quarterly Schedule of Portfolio Holdings

November 30, 2012

invesco.com/us VK-CE-PAVMI-QTR-1 11/12	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–153.90%
Pennsylvania–140.29%
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 2008, University RB	5.00%	03/01/21	$1,165	$1,317,289
Series 2011 A, University RB	5.50%	03/01/29	1,600	1,885,936
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,076,090
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital);
Series 2005 A, RB	5.00%	04/01/25	735	739,292
Series 2005 A, RB	5.13%	04/01/35	3,145	3,145,818
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	2,750	3,159,447
Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC); Series 1999, Cargo Facilities Lease RB (a)	6.63%	09/01/24	1,785	1,688,057
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,215	1,339,853
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.13%	09/01/31	1,010	1,024,534
Allegheny (County of) Redevelopment Authority (Robinson Mall); Series 2000 A, Tax Increment Allocation RB	7.00%	11/01/17	725	725,312
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 A, Ref. RB	2.15%	03/01/17	2,300	2,300,161
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR (b)(c)	2.70%	04/02/18	770	782,659
Beaver (County of); Series 2009, Unlimited Tax GO Notes (INS-AGM) (d)	5.55%	11/15/31	4,935	5,770,989
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (a)	6.13%	11/01/34	1,395	1,425,760
Berks (County of) Municipal Authority (Albright College);
Series 2004, RB	5.50%	10/01/16	1,695	1,719,306
Series 2004, RB	5.50%	10/01/17	1,800	1,823,346
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/40	3,000	3,424,290
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (d)	5.25%	01/15/25	3,000	3,536,160
Bradford (County of) Industrial Development Authority (International Paper); Series 2005 B, Ref. Solid Waste Disposal RB (a)	5.20%	12/01/19	1,000	1,077,040
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.25%	01/01/35	2,300	2,325,254
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,200	2,252,030
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	3,600	4,197,564
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2009, RB (b)(e)	6.13%	11/15/14	2,185	2,428,081
Series 2011, RB	6.25%	11/15/41	1,250	1,554,263
Series 2012 B, RB	5.00%	11/15/44	2,250	2,498,692
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. First Mortgage RB	6.38%	12/01/19	1,000	1,002,150
Series 1999, Ref. First Mortgage RB	6.38%	12/01/24	1,000	1,001,730
Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/37	2,000	2,123,700
Coatesville School District; Series 2010, Limited Tax GO Bonds (INS-AGM) (d)	5.00%	08/15/30	2,650	3,172,315
Commonwealth Financing Authority; Series 2010 B, RB	5.00%	06/01/23	1,775	2,171,695
Connellsville Area School District; Series 2008 B, Limited Tax GO Notes (b)(e)	5.00%	11/15/13	1,000	1,032,010
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.00%	01/01/30	1,600	1,789,424
Series 2010, RB	6.00%	01/01/40	2,885	3,189,137
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	1,850	2,117,510
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries);
Series 2007, RB	5.00%	01/01/27	2,000	2,121,840

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Series 2007, RB	5.00%	01/01/36	$3,000	$3,126,900
Cumberland (County of) Municipal Authority (Dickinson College); Series 2012, RB	5.00%	11/01/42	1,000	1,150,550
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	2,000	2,215,260
Daniel Boone Area School District; Series 2008, Limited Tax GO Notes	5.00%	08/15/32	2,000	2,314,500
Dauphin (County of) General Authority (Hapsco Western Hospital); Series 1992 B, Ref. RB (e)	6.25%	07/01/16	2,810	3,121,545
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	5.75%	06/01/20	5,475	6,509,008
Deer Lakes School District; Series 2009, Limited Tax GO Bonds (INS-AGC) (d)	5.38%	04/01/34	1,000	1,153,850
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-Radian) (d)	5.75%	07/01/23	360	360,554
Delaware (County of) Authority (Elwyn);
Series 2010, RB	5.00%	06/01/19	1,875	2,043,225
Series 2010, RB	5.00%	06/01/24	1,755	1,836,976
Series 2010, RB	5.00%	06/01/25	750	782,198
Series 2010, RB (INS-NATL) (d)	5.00%	06/01/23	975	1,020,542
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	600	636,888
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.);
Series 2005 A, Water Facilities RB (INS-NATL) (a)(d)	5.00%	11/01/37	2,750	2,891,955
Series 2005 B, Water Facilities RB (INS-NATL) (a)(d)	5.00%	11/01/36	4,000	4,208,760
Series 2005 C, Water Facilities RB (INS-NATL) (a)(d)	5.00%	02/01/35	3,000	3,118,260
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	2,000	2,287,200
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/17	8,000	9,323,520
Series 2002, RB	5.75%	07/01/32	2,500	3,175,075
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2008, College RB	5.50%	03/15/38	1,000	1,096,560
Exeter Township School District; Series 2003, Unlimited Tax GO Bonds (INS-NATL) (d)	5.00%	05/15/25	2,000	2,082,400
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,980	3,335,663
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital RB	5.90%	07/01/40	2,000	2,060,700
Geisinger Authority (Geisinger Health System);
Series 2005 A, VRD RB (f)	0.12%	05/15/35	1,000	1,000,000
Series 2005 C, VRD RB (f)	0.13%	08/01/28	1,000	1,000,000
Series 2011 A 1, RB	5.13%	06/01/41	1,500	1,728,540
Series 2011 C, VRD RB (f)	0.17%	06/01/41	1,000	1,000,000
Lancaster (County of) Higher Education Authority (Franklin & Marshall College); Series 2008, RB	5.00%	04/15/37	3,430	3,867,531
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	1,390	1,509,373
Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB	5.00%	07/01/42	3,000	3,436,770
Lehigh & Northampton (Counties of) Airport Authority (Lehigh Valley Airport System);
Series 2005 A, Ref. RB (INS-NATL) (a)(d)	5.00%	01/01/20	1,240	1,285,806
Series 2005 A, Ref. RB (INS-NATL) (a)(d)	5.00%	01/01/22	1,360	1,401,344
Series 2005 A, Ref. RB (INS-NATL) (a)(d)	5.00%	01/01/23	675	693,603
Lehigh (County of) (Lehigh Valley Health Network); Series 2012, General Purpose Hospital RB	4.00%	07/01/43	1,500	1,540,275
Lehigh (County of) General Purpose Authority (Cedar Crest College); Series 2006, College RB (INS-Radian) (d)	5.00%	04/01/26	1,510	1,588,445
Lehigh (County of) General Purpose Authority (Lehigh Valley Health); Series 2005 B, Hospital RB (INS-AGM) (d)	5.00%	07/01/35	1,000	1,100,030
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	4,250	4,887,372
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	3,750	4,231,762
Monroe (County of) Hospital Authority (Pocono Medical Center);
Series 2003, RB (b)(e)	6.00%	01/01/14	3,000	3,184,410
Series 2007, RB	5.25%	01/01/43	3,000	3,161,370
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/31	3,000	3,483,480

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of) Higher Education & Health Authority (Dickinson College); Series 2006 FF1, RB (INS-CIFG) (d)	5.00%	05/01/31	$550	$607,816
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB	5.00%	11/15/27	2,400	2,753,304
Series 2012, Ref. RB	5.00%	11/15/28	500	569,225
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2006 A, RB	4.50%	11/15/36	3,000	3,061,530
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	3,905	4,541,984
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care Retirement Community);
Series 2005, Mortgage RB	6.25%	02/01/35	750	766,973
Series 2008, Mortgage RB	7.00%	02/01/36	1,500	1,622,280
Northampton (County of) General Purpose Authority (Lehigh University);
Series 2009, Higher Education RB	5.00%	11/15/39	2,000	2,260,180
Series 2009, Higher Education RB	5.50%	11/15/33	4,000	4,710,240
Northampton (County of) General Purpose Authority (St. Luke’s Hospital);
Series 2008 A, Hospital RB	5.50%	08/15/35	2,000	2,226,560
Series 2010 C, Hospital RB (b)(c)	4.50%	08/15/16	2,000	2,185,520
Northeastern York School District;
Series 2007 B, Limited Tax GO Bonds (INS-NATL) (d)	5.00%	04/01/30	1,000	1,120,140
Series 2007 B, Limited Tax GO Bonds (INS-NATL) (d)	5.00%	04/01/31	2,000	2,240,280
Owen J. Roberts School District; Series 2006, Unlimited Tax GO Notes (INS-AGM) (d)(g)	5.00%	05/15/35	16,695	18,386,204
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	1,750	2,022,457
Pennsylvania (State of) Economic Development Financing Authority (Allegheny Energy Supply Co.); Series 2009, RB	7.00%	07/15/39	4,220	5,119,746
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB (a)	5.00%	11/01/41	1,530	1,706,623
Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. Water Facility RB (a)	5.00%	12/01/34	2,000	2,271,280
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility);
Series 2009, Sewage Sludge Disposal RB	5.50%	01/01/18	1,000	1,116,340
Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	2,000	2,337,680
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (a)	5.10%	10/01/27	3,690	3,909,112
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/27	1,250	1,402,625
Pennsylvania (State of) Higher Educational Facilities Authority (Clarion University Foundation Inc.);
Series 2003 A, RB (INS-SGI) (d)	5.00%	07/01/28	1,000	1,003,970
Series 2003 A, RB (INS-SGI) (d)	5.00%	07/01/33	1,500	1,504,665
Series 2003 A, RB (INS-SGI) (d)	5.25%	07/01/18	1,500	1,513,740
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB	6.00%	07/01/43	1,000	1,144,490
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University);
Series 2003, RB (b)(e)	5.50%	05/01/13	4,000	4,087,360
Series 2012, RB	5.00%	05/01/42	2,300	2,594,170
Pennsylvania (State of) Higher Educational Facilities Authority (Messiah College); Series 2003 AA3, RB (b)(e)	5.50%	11/01/13	3,000	3,115,980
Pennsylvania (State of) Higher Educational Facilities Authority (Philadelphia University of Sciences); Series 2005 A, RB (INS-SGI) (d)	5.00%	11/01/36	2,320	2,495,253
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services);
Series 2012, RB	5.00%	10/01/35	400	441,488
Series 2012, RB	5.00%	10/01/44	2,000	2,178,200
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/40	5,000	5,664,350

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/21	$1,450	$1,803,814
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); Series 2012, RB	5.00%	04/01/42	3,830	4,464,822
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2002, RB	5.38%	01/01/25	1,540	1,545,128
Series 2010, RB	5.00%	03/01/40	1,000	1,136,780
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2005 C, RB (g)	5.00%	07/15/38	15,925	17,408,095
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2012 A, RB	5.00%	08/15/42	1,030	1,181,307
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/42	2,320	2,458,133
Pennsylvania (State of) Housing Finance Agency; Series 2007 100A, Single Family Mortgage RB (a)	5.10%	10/01/22	305	305,741
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (g)	5.00%	06/15/21	12,135	14,794,021
Pennsylvania (State of) Turnpike Commission;
Series 2004 A, RB (INS-AMBAC) (d)	5.25%	12/01/21	1,200	1,311,204
Series 2005 D, Ref. VRD Registration Fee RB (INS-AGM) (d)(f)	0.23%	07/15/41	875	875,000
Series 2008 A-1, RB (INS-AGC) (d)(g)	5.00%	06/01/38	12,995	14,674,734
Series 2009 C, Sub. Conv. CAB RB (INS-AGM) (d)(h)	0.00%	06/01/33	5,840	6,383,003
Series 2009 E, Sub. Conv. CAB RB (h)	0.00%	12/01/38	720	728,014
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	1,000	1,135,280
Series 2010 A-2, Motor License Fund Special Conv. CAB RB (h)	0.00%	12/01/34	2,065	2,065,165
Series 2010 B 2, Conv. CAB RB (h)	0.00%	12/01/30	1,875	1,833,525
Series 2010 B 2, Conv. CAB RB (h)	0.00%	12/01/35	1,500	1,442,370
Series 2011 B, Sub. Motor License Fund Special RB (g)	5.00%	12/01/41	11,000	12,747,900
Pennsylvania (State of);
First Series 2006, Unlimited Tax GO Bonds	5.00%	10/01/23	3,000	3,480,960
First Series 2011, Unlimited Tax GO Bonds (g)	5.00%	11/15/30	15,000	18,528,450
Pennsylvania State University;
Series 2005, RB	5.00%	09/01/29	2,000	2,209,460
Series 2005, RB	5.00%	09/01/35	4,000	4,413,160
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/41	1,930	2,202,188
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	4,995	5,592,552
Philadelphia (City of) Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/32	450	495,270
Series 2012, RB	6.25%	04/01/37	500	560,395
Philadelphia (City of) Industrial Development Authority (First Philadelphia Charter School); Series 2007 A, RB	5.85%	08/15/37	2,500	2,572,125
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	1,098,630
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	2,815	2,850,159
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	1,660	1,930,265
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,250	1,392,388
Philadelphia (City of) Industrial Development Authority (NewCourtland Elder Services); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (f)(i)	0.16%	03/01/27	2,000	2,000,000
Philadelphia (City of) Industrial Development Authority (Please Touch Museum); Series 2006, RB	5.25%	09/01/21	2,610	2,622,998
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB (a)	7.75%	12/01/17	2,000	2,003,340
Philadelphia (City of) Parking Authority; Series 1999 A, RB (INS-AMBAC) (d)	5.25%	02/15/29	1,645	1,650,511
Philadelphia (City of);

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Ninth Series 2010, Gas Works RB	5.00%	08/01/30	$1,500	$1,668,795
Ninth Series 2010, Gas Works RB	5.25%	08/01/40	3,610	3,974,141
Series 2008 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (d)	5.25%	12/15/25	3,500	4,004,070
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (d)	5.50%	08/01/24	1,500	1,770,975
Series 2009 A, Water & Wastewater RB	5.25%	01/01/36	1,500	1,702,050
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (d)	7.13%	07/15/38	1,040	1,232,629
Series 2010 A, Airport RB	5.00%	06/15/40	2,500	2,761,475
Series 2010 C, Water & Wastewater RB (INS-AGM) (d)	5.00%	08/01/35	2,750	3,178,202
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	2,000	2,415,100
Twelfth Series 1990 B, Gas Works RB (e)	7.00%	05/15/20	2,785	3,445,101
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (d)	5.13%	09/01/23	2,500	3,005,125
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (d)	5.00%	02/01/31	3,235	3,741,148
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority; Series 2010, Ref. Hotel Room Excise Tax RB (INS-AGM) (d)	5.00%	02/01/35	2,000	2,223,620
Pittsburgh (City of) Public Parking Authority; Series 2005 A, Ref. RB (INS-NATL) (d)	5.00%	12/01/25	2,215	2,339,793
Pittsburgh (City of) Urban Redevelopment Authority; Series 1999 C, RB (CEP-GNMA) (a)	5.70%	04/01/30	460	460,750
Pittsburgh (City of) Water & Sewer Authority;
Series 2008 D1, First Lien RB (INS-AGM) (d)	5.00%	09/01/24	2,000	2,283,800
Series 2008 D1, First Lien RB (INS-AGM) (d)	5.00%	09/01/25	3,000	3,421,020
Radnor Township School District;
Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (d)	5.00%	02/15/28	1,500	1,660,965
Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (d)	5.00%	02/15/35	1,500	1,642,785
Southeastern Pennsylvania Transportation Authority; Series 2011, Capital Grant Receipts RB	5.00%	06/01/29	2,480	2,928,310
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (d)	5.00%	11/15/33	2,500	2,801,675
State Public School Building Authority (Jefferson County Dubois Technology School); Series 2004, RB (b)(e)	5.38%	08/01/14	2,360	2,555,479
State Public School Building Authority (Philadelphia School District); Series 2012, Lease RB	5.00%	04/01/32	1,500	1,732,725
Susquehanna Area Regional Airport Authority;
Series 2003 A, Airport System RB (INS-AMBAC) (a)(d)	5.38%	01/01/21	2,140	2,141,819
Series 2003 A, Airport System RB (INS-AMBAC) (a)(d)	5.38%	01/01/23	5,205	5,208,539
Series 2003 A, Airport System RB (INS-AMBAC) (a)(d)	5.50%	01/01/18	2,545	2,547,749
Series 2003 D, Sub. Airport System RB	5.38%	01/01/18	5,475	5,481,898
Trinity Area School District; Series 2003, Unlimited Tax GO Bonds (b)(e)	5.25%	11/01/13	2,850	2,980,986
Twin Valley School District; Series 2006, Unlimited Tax GO Bonds (b)(e)	5.25%	10/01/15	1,820	2,068,667
Union (County of) Higher Educational Facilities Financing Authority (Bucknell University); Series 2002 A, University RB	5.25%	04/01/19	1,000	1,017,140
Union (County of) Hospital Authority (Evangelical Community Hospital);
Series 2004, RB (INS-Radian) (d)	5.25%	08/01/24	2,300	2,372,611
Series 2011, Ref. & Improvement RB	7.00%	08/01/41	3,000	3,795,840
Unity (Township of) Municipal Authority; Series 2004, RB (INS-AGM) (d)	5.00%	12/01/24	1,285	1,388,301
University of Pittsburgh—of the Commonwealth System of Higher Education (University Capital);
Series 2000 B, Ref. RB (g)	5.25%	09/15/34	10,000	12,149,700
Series 2005 A, RB (d)(g)(j)	5.25%	09/15/30	10,000	12,264,100
Washington (County of) Industrial Development Authority (Washington Jefferson College);
Series 2010, College RB	5.00%	11/01/36	1,700	1,902,419
Series 2010, College RB	5.25%	11/01/30	1,500	1,736,475
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/35	480	496,877
West Mifflin Area School District;
Series 2009, Limited Tax GO Bonds (INS-AGM) (d)	5.13%	04/01/31	1,500	1,750,200
Series 2009, Limited Tax GO Bonds (INS-AGM) (d)	5.50%	04/01/24	500	604,320
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group); Series 2005 A, Retirement Community RB	5.75%	01/01/26	2,350	2,442,237

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	$2,650	$3,018,058

				531,787,255

Puerto Rico–8.49%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.00%	07/01/28	2,000	2,074,320
Series 2008 WW, RB	5.25%	07/01/33	1,500	1,561,350
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,106,310
Series 2010 XX, RB	5.75%	07/01/36	2,000	2,147,780
Puerto Rico (Commonwealth of) Industrial Tourist Educational, Medical and Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.00%	04/01/27	1,600	1,657,872
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (d)	5.50%	07/01/27	1,930	2,129,253
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010, Conv. CAB RB (h)	0.00%	08/01/33	2,260	2,026,135
First Subseries 2010 A, CAB RB (h)	0.00%	08/01/34	5,000	1,583,850
First Subseries 2010 A, CAB RB (h)	0.00%	08/01/35	2,500	739,825
First Subseries 2010 A, CAB RB (h)	0.00%	08/01/36	7,800	2,163,018
First Subseries 2010 A, RB	5.38%	08/01/39	1,500	1,628,835
First Subseries 2010 C, RB	5.25%	08/01/41	2,000	2,151,980
Series 2011 C, RB (g)	5.00%	08/01/40	3,750	4,156,950
Series 2011 C, RB (g)	5.25%	08/01/40	6,250	7,044,063

				32,171,541

Guam–3.39%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	1,250	1,431,650
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,065	1,220,149
Guam (Territory of) International Airport Authority; Series 2003 B, General RB (INS-NATL) (d)	5.25%	10/01/21	1,585	1,631,456
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	1,285	1,446,705
Series 2012 A, Ref. RB	5.00%	10/01/34	1,700	1,942,369
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	3,000	3,198,870
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	1,700	1,967,767

				12,838,966

Virgin Islands–1.73%
University of the Virgin Islands; Series 2004 A, Improvement RB (b)(e)	5.38%	12/01/14	1,500	1,645,290
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	825	828,061
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note—Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,425	2,888,539
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2012 A, RB	4.00%	10/01/22	1,145	1,196,914
				6,558,804

TOTAL INVESTMENTS(k) –153.90% (Cost $526,786,450)				583,356,566

FLOATING RATE NOTE OBLIGATIONS–(19.44)%
Notes with interest rates ranging from 0.17% to 0.35% at 11/30/12 and contractual maturities of collateral ranging from 06/15/21 to 12/01/41 (See Note 1D)(l)				(73,700,000)

OTHER ASSETS LESS LIABILITIES–(0.14)%				(507,664)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.32)%				(130,100,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$379,048,902

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
CIFG	—	CIFG Assurance North America, Inc.
Conv.	—	Convertible
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
INS	—	Insurer
LOC	—	Letter of Credit
NATL	—	National Public Finance Guarantee Corp.
Radian	—	Radian Asset Assurance, Inc.
RB	—	Revenue Bonds
Ref.	—	Refunding
SGI	—	Syncora Guarantee, Inc.
Sub.	—	Subordinated
VRD	—	Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(g)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(h)	Zero coupon bond issued at a discount.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)

Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(k)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	11.3%

(l)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Trust’s investments with a value of $132,154,217 are held by Dealer Trusts and serve as collateral for the $73,700,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Pennsylvania Value Municipal Income Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Pennsylvania Value Municipal Income Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$583,356,566	$—	$583,356,566

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2012 was $45,168,733 and $37,390,048, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$58,328,656
Aggregate unrealized (depreciation) of investment securities	(1,716,562)

Net unrealized appreciation of investment securities	$56,612,094

Cost of investments for tax purposes is $526,744,472.

Invesco Pennsylvania Value Municipal Income Trust

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Pennsylvania Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2287070

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.